Cover	Oct. 02, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-9700
Entity Registrant Name	SCHWAB CHARLES CORP
Entity Central Index Key	0000316709
Entity Tax Identification Number	94-3025021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	211 Main Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	667-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock - $.01 par value per share
Trading Symbol	SCHW
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 6.00% Non-Cumulative Preferred Stock, Series C
Trading Symbol	SCHW PrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 5.95% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SCHW PrD
Security Exchange Name	NYSE